Basis of preparation and recent accounting developments - Disposal of UK Gas Distribution (Details) - director		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure of subsidiaries [line items]
Number of board members appointed by entity			4
Number of directors on board			12
UK Gas Distribution (Cadent)
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed			61.00%
Proportion of ownership interest in associate		39.00%	39.00%
Quadgas HoldCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	39.00%	39.00%
Proportion of ownership interest in associate, put/call option equity interest		14.00%	14.00%